Capital Management - Summary of Covenant Ratios under Most Significant Loan Agreements with the Russian State-Owned Banks (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Mechel's EBITDA to Net Interest Expense [member] | Bottom of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	175.00%	150.00%
Actual ratio	179.00%	178.00%
Mechel's EBITDA to Consolidated Financial Expense [member] | Bottom of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	175.00%	150.00%
Actual ratio	182.00%	186.00%
Mechel's Net Debt to EBITDA [member] | Top of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	600.00%	800.00%
Actual ratio	639.00%	635.00%
Mechel's Total Debt to EBITDA [member] | Top of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	450.00%	550.00%
Actual ratio	625.00%	607.00%
Mechel's Cash flow from operating activities to EBITDA [member] | Bottom of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	80.00%	80.00%
Actual ratio	90.00%	78.00%
Mechel's EBITDA to Revenue [member] | Bottom of range [member]
Disclosure of covenant ratios [line items]
Requirement ratio	20.00%	20.00%
Actual ratio	24.00%	27.00%